Earnings Per Share (Tables)	12 Months Ended
Jul. 01, 2017
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
The following is a reconciliation of the weighted-average shares outstanding and calculation of basic and diluted earnings per share:

	Fiscal Year Ended
	July 1, 2017	July 2, 2016	June 27, 2015
	(millions, except per share data)
Net income	$591.0	$460.5	$402.4

Weighted-average basic shares	280.6	277.6	275.7
Effect of dilutive securities	2.2	1.7	1.5
Weighted-average diluted shares	282.8	279.3	277.2

Net income per share:
Basic	$2.11	$1.66	$1.46
Diluted	$2.09	$1.65	$1.45